Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
December 31, 2022
Z10-NPRT3-0323
1.9884233.105
Domestic Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	16,746	167,124
Fidelity Series Commodity Strategy Fund (a)	453	47,680
Fidelity Series Large Cap Growth Index Fund (a)	7,801	105,551
Fidelity Series Large Cap Stock Fund (a)	7,073	116,914
Fidelity Series Large Cap Value Index Fund (a)	15,750	217,187
Fidelity Series Small Cap Opportunities Fund (a)	4,558	53,189
Fidelity Series Small Capital Core Fund (a)	38	370
Fidelity Series Value Discovery Fund (a)	5,432	80,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $844,876)		788,190

International Equity Funds - 16.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,086	66,774
Fidelity Series Emerging Markets Fund (a)	5,707	44,171
Fidelity Series Emerging Markets Opportunities Fund (a)	25,468	397,806
Fidelity Series International Growth Fund (a)	10,394	148,218
Fidelity Series International Index Fund (a)	6,034	61,853
Fidelity Series International Small Cap Fund (a)	3,106	46,095
Fidelity Series International Value Fund (a)	14,747	147,912
Fidelity Series Overseas Fund (a)	13,631	148,031
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,106,983)		1,060,860

Bond Funds - 62.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	92,048	854,210
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	29,563	227,638
Fidelity Series Corporate Bond Fund (a)	49,737	443,155
Fidelity Series Emerging Markets Debt Fund (a)	4,518	33,163
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,265	10,995
Fidelity Series Floating Rate High Income Fund (a)	723	6,352
Fidelity Series Government Bond Index Fund (a)	71,708	653,981
Fidelity Series High Income Fund (a)	4,177	33,666
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	30,059	252,793
Fidelity Series Investment Grade Bond Fund (a)	68,237	672,132
Fidelity Series Investment Grade Securitized Fund (a)	52,874	469,522
Fidelity Series Long-Term Treasury Bond Index Fund (a)	50,448	295,628
Fidelity Series Real Estate Income Fund (a)	1,655	15,620
TOTAL BOND FUNDS (Cost $4,209,795)		3,968,909

Short-Term Funds - 7.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	107,410	107,410
Fidelity Series Short-Term Credit Fund (a)	8,342	79,667
Fidelity Series Treasury Bill Index Fund (a)	30,542	303,896
TOTAL SHORT-TERM FUNDS (Cost $492,370)		490,973

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,654,024)	6,308,932
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	6,308,933

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,662	1,392,168	479,778	42,755	(6,575)	(65,267)	854,210
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,813	389,478	130,646	14,423	(3,936)	(31,071)	227,638
Fidelity Series Blue Chip Growth Fund	3,773	325,038	137,487	6,922	(6,290)	(17,910)	167,124
Fidelity Series Canada Fund	1,732	126,704	52,490	2,090	(3,414)	(5,758)	66,774
Fidelity Series Commodity Strategy Fund	1,998	222,240	96,416	59,090	(53,585)	(26,557)	47,680
Fidelity Series Corporate Bond Fund	9,674	710,958	249,876	9,959	(7,770)	(19,831)	443,155
Fidelity Series Emerging Markets Debt Fund	697	53,797	19,059	1,229	(1,204)	(1,068)	33,163
Fidelity Series Emerging Markets Debt Local Currency Fund	227	17,266	6,632	-	(223)	357	10,995
Fidelity Series Emerging Markets Fund	1,026	79,556	30,184	1,113	(1,989)	(4,238)	44,171
Fidelity Series Emerging Markets Opportunities Fund	9,243	720,656	282,554	9,340	(18,364)	(31,175)	397,806
Fidelity Series Floating Rate High Income Fund	137	11,552	5,143	276	(110)	(84)	6,352
Fidelity Series Government Bond Index Fund	13,533	1,042,580	371,223	7,643	(5,797)	(25,112)	653,981
Fidelity Series Government Money Market Fund 4.35%	2,376	164,446	59,412	1,541	-	-	107,410
Fidelity Series High Income Fund	810	55,958	20,439	1,426	(1,021)	(1,642)	33,666
Fidelity Series Inflation-Protected Bond Index Fund	2,167	12,409	14,496	16	15	(95)	-
Fidelity Series International Credit Fund	62	3	-	3	-	(11)	54
Fidelity Series International Developed Markets Bond Index Fund	4,214	410,700	150,369	1,901	(1,437)	(10,315)	252,793
Fidelity Series International Growth Fund	3,458	266,309	117,126	5,006	(2,850)	(1,573)	148,218
Fidelity Series International Index Fund	1,472	108,984	45,948	1,605	(2,373)	(282)	61,853
Fidelity Series International Small Cap Fund	1,077	80,736	31,490	2,756	(1,566)	(2,662)	46,095
Fidelity Series International Value Fund	3,493	262,721	108,115	4,901	(7,983)	(2,204)	147,912
Fidelity Series Investment Grade Bond Fund	14,232	1,074,750	380,554	14,174	(8,101)	(28,195)	672,132
Fidelity Series Investment Grade Securitized Fund	9,972	750,728	266,758	7,671	(5,362)	(19,058)	469,522
Fidelity Series Large Cap Growth Index Fund	2,378	200,547	90,592	1,750	(1,529)	(5,253)	105,551
Fidelity Series Large Cap Stock Fund	2,652	227,644	103,950	8,819	(4,829)	(4,603)	116,914
Fidelity Series Large Cap Value Index Fund	5,082	427,018	205,364	7,544	(5,875)	(3,674)	217,187
Fidelity Series Long-Term Treasury Bond Index Fund	5,328	503,140	173,581	5,211	(5,193)	(34,066)	295,628
Fidelity Series Overseas Fund	3,477	264,025	115,214	2,636	(4,442)	185	148,031
Fidelity Series Real Estate Income Fund	496	34,197	16,303	1,469	(870)	(1,900)	15,620
Fidelity Series Short-Term Credit Fund	2,381	129,890	51,641	963	(363)	(600)	79,667
Fidelity Series Small Cap Opportunities Fund	1,277	98,974	43,910	3,269	(1,730)	(1,422)	53,189
Fidelity Series Small Capital Core Fund	-	370	-	-	-	-	370
Fidelity Series Treasury Bill Index Fund	7,129	454,002	156,321	4,602	(175)	(739)	303,896
Fidelity Series Value Discovery Fund	1,878	157,401	76,606	4,048	(1,578)	(920)	80,175
	134,926	10,776,945	4,089,677	236,151	(166,519)	(346,743)	6,308,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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